RESTRICTED STOCK AND WARRANTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Equity [Abstract]
Schedule of unvested restricted stock awards

Weighted -
Average
	Number of	Grant
	Award Shares	Date Fair Value

Unvested at December 31, 2025	70,000	$1.04

Granted	-	-

Vested	-	-

Forfeited	-	-

Balance at March 31, 2026	70,000	$1.04

	Unvested Restricted Stock Units
		Weighted -
		Average
	Number of	Grant
	Unit Shares	Date Fair Value
Unvested at December 31, 2023	371,253	1.32

Granted	88,011	1.46

Vested	(160,194)	1.31

Forfeit/Cancelled	(25,334)	1.23

Unvested at December 31, 2024	273,736	1.38

Granted	180,773	1.34

Vested	(201,374)	1.39

Forfeited/Cancelled	(20,334)	1.57

Balance at December 31, 2025	232,801	$1.32

Schedule of unvested restricted stock units

		Weighted -
		Average
	Number of	Grant
	Unit Shares	Date Fair Value
Unvested at December 31, 2025	232,801	$1.32

Granted	-	-

Vested	(70,773)	1.70

Forfeited	-	-

Balance at March 31, 2026	162,028	$1.13

	Unvested Performance Restricted
	Stock Units
		Weighted -
		Average
	Number of	Grant
	Unit Shares	Date Fair Value
Unvested at December 31, 2023	1,438,760	1.51

Granted	555,000	1.08

Vested	-	-

Forfeited/Cancelled	(387,100)	1.47

Balance at December 31, 2024	1,606,660	1.37

Granted	-	-

Vested	-	-

Forfeited/Cancelled	(285,069)	2.40

Balance at December 31, 2025	1,321,591	$1.15

Schedule of unvested performance restricted stock units

		Weighted -
		Average
	Number of	Number of
	Unit Shares	Unit Shares
Unvested at December 31, 2025	1,321,591	$1.15

Granted	-	-

Forfeited/Cancelled	(168,183)	1.55

Balance at March 31, 2026	1,153,408	$1.10

Schedule of warrants outstanding

	Number of Warrant Shares		Weighted- Average Exercise Price	Weighted - Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)(1)
Balance as of December 31, 2025	1,555,207		3.95	4.4

Issued	-		-

Exercised		-	-

Expired	-		-

Balance as of March 31, 2026	1,555,207		$3.95	4.1

Exercisable as of March 31, 2026	1,555,207		$3.95	4.1	$-

(1)	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying warrants and the closing stock price of $0.81 for our common stock on March 31, 2026.

	Warrants Outstanding (Excluding Pre-Funded Warrants)
	Number of Warrant Shares	Weighted- Average Exercise Price	Weighted - Average Remaining Contractual Term in years)	Aggregate Intrinsic Value (in thousands)(1)
Balance at December 31, 2023	4,628,586	$4.13

Granted	-	-

Expired	-	-

Balance at December 31, 2024	4,628,586	4.13

Granted	1,461,896	4.00

Exercised	(1,461,896)	3.22

Expired	(3,073,379)	4.60

Balance at December 31, 2025	1,555,207	3.95	4.4

Exercisable at December 31, 2025	1,555,207	3.95	4.4	$-

(1)	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying warrants and the closing stock price of $0.60 for our common stock on December 31, 2025.